SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital items [Table Text Block]
For the year ended December 31,	2020	2019
	$	$
Change in other assets	(329,382)	(3,298)
Change in accrued interest	—	5,161
Change in accounts payable and accrued liabilities related to operations	140,819	(3,599)

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(188,509)	(1,736)